Annual Total Returns - Fidelity Small Cap Value Fund [BarChart] - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-15 - Fidelity Small Cap Value Fund - Fidelity Advisor Small Cap Value Fund: Class A	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(3.98%)
Annual Return 2012	19.80%
Annual Return 2013	36.72%
Annual Return 2014	6.30%
Annual Return 2015	(1.89%)
Annual Return 2016	21.03%
Annual Return 2017	11.98%
Annual Return 2018	(15.21%)
Annual Return 2019	20.47%
Annual Return 2020	10.83%